Business Combinations - Summary of Fair Value Allocated to Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 2,314		$ 116	$ 32
Receivables	3,342		489
Inventories	4,917		788
Prepaid expenses and other current assets	1,089		72
Assets held for sale			1,858
Property, plant and equipment	18,796		12,971	$ 13,318
Goodwill	11,431		97
Other intangible assets	2,210		69
Investments	692		30
Other assets	525		246
TOTAL ASSETS	45,502		16,998
Short-term debt	629		730
Payables and accrued charges	6,703		836
Long-term debt	7,591		3,711
Deferred income tax liabilities	2,907		2,205
Pension and other post-retirement benefit liabilities	395		440
Asset retirement obligations and accrued environmental costs	1,673		651
Other non-current liabilities	176		86
TOTAL LIABILITIES	21,077		$ 8,695
Agrium Inc [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 466
Receivables		2,600
Inventories		3,303
Prepaid expenses and other current assets		1,124
Assets held for sale		95
Property, plant and equipment		7,459
Goodwill		11,185
Other intangible assets		2,348
Investments		528
Other assets		198
TOTAL ASSETS		29,306
Short-term debt		867
Payables and accrued charges		5,239
Long-term debt		4,941
Deferred income tax liabilities		934
Pension and other post-retirement benefit liabilities		142
Asset retirement obligations and accrued environmental costs		1,094
Other non-current liabilities		79
TOTAL LIABILITIES		13,296
Net assets (consideration for the Merger)		$ 16,010
Retail Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Working capital	116
Property, plant and equipment	107
Goodwill	197
Other intangible assets	8
Other assets	14
Other non-current liabilities	(9)
Total consideration	$ 433